EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
13 .	EMPLOYEE BENEFIT PLANS

The Company provides defined contribution plans for its employees in Macau. Certain executive officers of the Company are members of defined contribution plan in Hong Kong operated by Melco. During the years ended December 31, 2019, 2018 and 2017, the Company’s contributions into these plans were $
(20),
$(324) and $85, respectively.